INCOME TAXES (Details - Schedule of provision for income taxes) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21%	$ (1,441,624)	$ (1,261,869)
State income taxes	(247,135)	(216,321)
Non-deductible expenses	201,521	64,553
Change in valuation allowance	1,487,238	1,413,637
Total provision for income tax